EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of classes of share capital	Capital stock

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Authorized shares (in millions)	28,050.0	28,050.0
Authorized capital	$280,500.0	$280,500.0
Issued and paid shares (in millions)	25,932.7	25,932.5
Issued capital	$259,327.3	$259,325.3

Disclosure of reserves within equity	Capital surplus
The categories of uses and the sources of capital surplus based on regulations were as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital

Additional paid-in capital	$24,809.7	$26,343.5
From merger	22,800.4	22,800.4
From convertible bonds	8,891.3	8,891.3
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	$8,411.6	$8,411.6
Donations - donated by shareholders	11.3	11.3

May only be used to offset a deficit

From share of changes in equities of subsidiaries	4,108.9	4,094.0
From share of changes in equities of associates	1,172.4	1,365.2
Donations - unclaimed dividend	79.0	105.7

May not be used for any purpose

Employee restricted shares	2,976.2	1,422.6

	$73,260.8	$73,445.6
		(Concluded)
Changes in others were as follows:

	Year Ended December 31, 2023
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(11,743.3)	$(10,056.4)	$1,479.3	$(185.2)	$(20,505.6)
Exchange differences arising on translation of foreign operations	(14,255.6)	-	-	-	(14,255.6)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	618.2	-	-	-	618.2
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	1,953.0	-	-	1,953.0
Debt instruments	-	3,639.8	-	-	3,639.8
Disposal of investments in equity instruments at FVTOCI	-	(151.9)	-	-	(151.9)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	-	473.9	-	-	473.9
Loss allowance adjustments from debt instruments at FVTOCI	-	9.5	-	-	9.5
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(34.8)	-	(34.8)
Transferred to initial carrying amount of hedged items	-	-	(45.2)	-	(45.2)
Issuance of employee restricted stock	-	-	-	(586.0)	(586.0)
Share-based payment expenses recognized	-	-	-	477.7	477.7
Share of other comprehensive income (loss) of associates	63.9	32.2	(3.4)	-	92.7

Balance, end of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)

	Year Ended December 31, 2024
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$(25,316.8)	$(4,099.9)	$1,395.9	$(293.5)	$(28,314.3)
Exchange differences arising on translation of foreign operations	64,502.7	-	-	-	64,502.7
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	793.8	-	-	-	793.8
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	5,078.3	-	-	5,078.3
Debt instruments	-	1,254.5	-	-	1,254.5
Disposal of investments in equity instruments at FVTOCI	-	(4,009.1)	-	-	(4,009.1)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	-	683.1	-	-	683.1
Loss allowance adjustments from debt instruments at FVTOCI	-	12.3	-	-	12.3
					(Continued)

	Year Ended December 31, 2024
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	$-	$-	$(75.2)	$-	$(75.2)
Transferred to initial carrying amount of hedged items	-	-	0.1	-	0.1
Issuance of employee restricted stock	-	-	-	(2,637.4)	(2,637.4)
Share-based payment expenses recognized	-	-	-	1,222.8	1,222.8
Share of other comprehensive income (loss) of associates	290.4	(69.4)	(10.5)	-	210.5
Other comprehensive income transferred to profit or loss due to decline of equity method	(7.1)	-	-	-	(7.1)
Income tax effect	-	(10.0)	-	-	(10.0)

Balance, end of year	$40,263.0	$(1,160.2)	$1,310.3	$(1,708.1)	$38,705.0
					(Concluded)

	Year Ended December 31, 2025
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Balance, beginning of year	$40,263.0	$(1,160.2)	$1,310.3	$(1708.1)	$38,705.0
Exchange differences arising on translation of foreign operations	(61,588.2)	-	-	-	(61,588.2)
Gain (loss) on hedging instruments designated as hedges of net investments in foreign operations	335.1	-	-	-	335.1
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	-	744.5	-	-	744.5
Debt instruments	-	4,505.9	-	-	4,505.9
Disposal of investments in equity instruments at FVTOCI	-	(557.1)	-	-	(557.1)
Cumulative unrealized gain (loss) of debt instruments at FVTOCI transferred to profit or loss due to disposal	-	200.2	-	-	200.2
Loss allowance adjustments from debt instruments at FVTOCI	-	(17.1)	-	-	(17.1)
Gain (loss) arising on changes in the fair value of hedging instruments and hedged item affects profit or loss	-	-	(112.2)	-	(112.2)
Transferred to initial carrying amount of hedged items	-	-	13.4	-	13.4
Share-based payment expenses recognized	-	-	-	1,231.1	1,231.1
Share of other comprehensive income (loss) of associates	(29.0)	(124.7)	16.7	-	(137.0)

Balance, end of year	$(21,019.1)	$3,591.5	$1,228.2	$(477.0)	$(16,676.4)

Disclosure of dividends	The appropriations and cash dividends per share were
as follows:

	First Quarter of 2023	Second Quarter of 2023	Third Quarter of 2023	Fourth Quarter of 2023
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	May 9, 2023	August 8, 2023	November 14, 2023	February 6, 2024
Special capital reserve	$3,273.5	$(6,365.5)	$(17,228.4)	$28,020.8
Cash dividends to shareholders	$77,796.2	$77,796.2	$90,762.3	$90,762.2
Cash dividends per share (NT$)	$3.00	$3.00	$3.50	$3.50

	First Quarter of 2024	Second Quarter of 2024	Third Quarter of 2024	Fourth Quarter of 2024
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	May 10, 2024	August 13, 2024	November 12, 2024	February 12, 2025
Special capital reserve	$(28,020.8)	$-	$-	$-
Cash dividends to shareholders	$103,734.5	$103,721.5	$116,697.3	$116,697.3
Cash dividends per share (NT$)	$4.00	$4.00	$4.50	$4.50

	First Quarter of 2025	Second Quarter of 2025	Third Quarter of 2025	Fourth Quarter of 2025
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Resolution Date of TSMC’s Board of Directors in its meeting	May 13, 2025	August 12, 2025	November 11, 2025	February 10, 2026
Special capital reserve	$-	$181,554.8	$(94,270.4)	$(71,085.1)
Cash dividends to shareholders	$129,663.1	$129,662.9	$155,595.1	$155,595.1
Cash dividends per share (NT$)	$5.00	$5.00	$6.00	$6.00